Taxation - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation allowance
Balance at beginning of the year	¥ 8,019,519	¥ 6,879,030	¥ 4,369,687
Additions	1,199,706	1,140,489	2,509,343
Balance at end of the year	¥ 9,216,725	¥ 8,019,519	¥ 6,879,030